Number of Productive Crude Oil and Natural Gas Wells in which we Held an Interest (Detail)	Jun. 30, 2018 Wells
Productive wells [Line Items]
Crude oil wells, Gross	1,411
Crude oil wells, Net	747
Natural gas wells, Gross	6,831
Natural gas wells, Net	2,068
Total, Gross	8,242
Total, Net	2,815
Australia [member]
Productive wells [Line Items]
Crude oil wells, Gross	354
Crude oil wells, Net	178
Natural gas wells, Gross	135
Natural gas wells, Net	48
Total, Gross	489
Total, Net	226
United States [member]
Productive wells [Line Items]
Crude oil wells, Gross	998
Crude oil wells, Net	547
Natural gas wells, Gross	6,660
Natural gas wells, Net	2,012
Total, Gross	7,658
Total, Net	2,559
Other countries [member]
Productive wells [Line Items]
Crude oil wells, Gross	59
Crude oil wells, Net	22
Natural gas wells, Gross	36
Natural gas wells, Net	8
Total, Gross	95
Total, Net	30